PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 11,624	$ 9,701	$ 6,376
Buildings in Process of Obtaining Ownership Certificate [Member]
Property, Plant and Equipment [Line Items]
Building	$ 12,832	$ 12,832